Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and intangible assets [Abstract]
Costs and Accumulated Amortization of Goodwill and Intangible Assets
The goodwill and intangible assets’ costs and accumulated amortization are presented in the following table:

(In millions of €)	Goodwill	Licenses, patents and trademarks	Software	Other	Total
Net book value as of December 31, 2019	2,199.2	43.6	15.7	54.8	2,313.3
Costs	2,047.8	103.0	98.4	90.6	2,339.8
Accumulated amortization	—	(60.9)	(79.7)	(45.6)	(186.2)
Net book value as of December 31, 2020	2,047.8	42.1	18.7	45.0	2,153.6
Costs	2,074.4	100.2	96.7	105.8	2,377.1
Accumulated amortization	—	(66.0)	(79.4)	(59.5)	(204.9)
NET BOOK VALUE AS OF DECEMBER 31, 2021	2,074.4	34.2	17.3	46.3	2,172.2

Goodwill and Intangible Assets, Net
The changes in goodwill and intangible assets are presented in the following table:

(In millions of €)	Goodwill	Licenses, patents and trademarks	Software	Other	Total
Net book value as of December 31, 2019	2,199.2	43.6	15.7	54.8	2,313.3
Additions - acquisitions - internal developments	—	2.4	0.2	8.5	11.1
Depreciation expense for the year	—	(2.8)	(3.0)	(12.0)	(17.8)
Net foreign exchange differences	(151.2)	(3.1)	(0.2)	(2.9)	(157.4)
Other	(0.2)	2.0	6.0	(3.4)	4.4
Net book value as of December 31, 2020	2,047.8	42.1	18.7	45.0	2,153.6
Additions - acquisitions - internal developments	—	—	0.3	17.9	18.2
Depreciation expense for the year	—	(2.3)	(9.1)	(11.2)	(22.6)
Net foreign exchange differences	26.6	2.1	0.2	1.8	30.7
Other	—	(7.7)	7.2	(7.2)	(7.7)
NET BOOK VALUE AS OF DECEMBER 31, 2021	2,074.4	34.2	17.3	46.3	2,172.2

Goodwill	The goodwill has been allocated based on those CGUs enterprise value as of March 31, 2021.

(In millions of €)	December 31, 2021
Project Delivery	1,542.8
Technology, Products & Services	531.6
Total	2,074.4

Significant Estimates Used by Management
The following table presents the significant estimates used by management in determining the recoverable amount of the Technip Energies Group CGUs at December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020
Year of cash flows before terminal value	4	4
Risk-adjusted post-tax discount rate	11.0%	15.0%